POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of defined benefit plans actuarial assumptions and contributions
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded plans.

	As at December 31
(In millions of dollars)	2018	2017

Plan assets, at fair value	1,965	1,890
Accrued benefit obligations	(2,330)	(2,342)

Net deferred pension liability	(365)	(452)

Consists of:
Deferred pension asset	8	8
Deferred pension liability	(373)	(460)

Net deferred pension liability	(365)	(452)
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2018	2017

Employer contribution	148	145
Employee contribution	39	42

Total contribution	187	187
Principal actuarial assumptions

	2018	2017
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	3.9%	3.7%
Rate of compensation increase	1.0% to 4.5%, based on employee age	3.0%
Mortality rate	CIA Private with CPM B scale	CIA Private with CPM B Scale
Pension expense
Discount rate	3.7%	4.1%
Rate of compensation increase	3.0%	3.0%
Mortality rate	CIA Private with CPM B scale	CIA Private with CPM B Scale

Disclosure of sensitivity of key assumptions
Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2018	2017

Discount rate
Impact of 0.5% increase	(196)	(207)
Impact of 0.5% decrease	224	237

Rate of future compensation increase
Impact of 0.25% increase	16	21
Impact of 0.25% decrease	(16)	(21)

Mortality rate
Impact of 1 year increase	47	49
Impact of 1 year decrease	(50)	(52)

Disclosure of net defined benefit liability (asset)
Below is a summary of our net pension expense. Net interest cost is included in finance costs; other pension expenses are included in salaries and benefits expense in operating costs on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2018	2017

Plan cost:
Current service cost	143	137
Past service recovery	(43)	—
Net interest cost	12	9

Net pension expense	112	146
Administrative expense	4	4

Total pension cost recognized in net income	116	150

Net interest cost, a component of the plan cost above, is included in finance costs and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2018	2017

Interest income on plan assets	(73)	(72)
Interest cost on plan obligation	85	81

Net interest cost, recognized in finance costs	12	9

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2018	2017

(Loss) return on plan assets (excluding interest income)	(114)	92
Change in financial assumptions	158	(168)
Change in demographic assumptions	(10)	—
Effect of experience adjustments	20	16

Remeasurement gain (loss), recognized in other comprehensive income and equity	54	(60)

We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2018	2017

Accrued benefit obligation, beginning of year	66	62
Pension expense, recognized in employee salaries and benefits expense	2	2
Net interest cost, recognized in finance costs	2	3
Remeasurements, recognized in other comprehensive income	1	2
Benefits paid	(4)	(3)

Accrued benefit obligation, end of year	67	66
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2018	2017

Plan assets, beginning of year	1,890	1,619
Interest income	73	72
Remeasurements, recognized in other comprehensive income and equity	(114)	92
Contributions by employees	39	42
Contributions by employer	148	145
Benefits paid	(68)	(76)
Administrative expenses paid from plan assets	(3)	(4)

Plan assets, end of year	1,965	1,890

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2018	2017

Accrued benefit obligations, beginning of year	2,342	2,006
Current service cost	143	137
Past service recovery	(43)	—
Interest cost	85	81
Benefits paid	(68)	(76)
Contributions by employees	39	42
Remeasurements, recognized in other comprehensive income and equity	(168)	152

Accrued benefit obligations, end of year	2,330	2,342

Disclosure of fair value of plan assets
Plan assets are comprised mainly of pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2018	2017

Equity securities	1,149	1,134
Debt securities	810	742
Other - cash	6	14

Total fair value of plan assets	1,965	1,890
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2018	2017

Equity securities:
Domestic	11.8%	11.8%	7% to 17%
International	46.7%	48.1%	33% to 63%
Debt securities	41.2%	39.3%	30% to 50%
Other - cash	0.3%	0.8%	0% to 2%

Total	100.0%	100.0%